INVESCO VARIABLE INVESTMENT FUNDS, INC.
                            INVESCO VIF - Realty Fund

                   Supplement to Prospectus Dated May 1, 1999


Effective February 15, 2000 the name of the Fund is hereby changed to INVESCO VIF - Real Estate Opportunity Fund.

The date of this Supplement is February 15, 2000.

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                     INVESCO VARIABLE INVESTMENT FUNDS, INC.
                            INVESCO VIF - Realty Fund

                Supplement to Statement of Additional Information
                              Dated October 8, 1999


Effective February 15, 2000 the name of the Fund is hereby changed to INVESCO VIF - Real Estate Opportunity Fund.

The date of this Supplement is February 15, 2000.